Reinsurance - Reinsurers' Share of Insurance Contract Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Assets under reinsurance ceded	$ 8,400.9	$ 7,812.5
Ceded reinsurance contracts
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Provision for losses and loss adjustment expenses	6,459.1	6,189.7
Reinsurers’ share of paid losses	651.0	453.8
Provision for unearned premiums	1,290.8	1,169.0
Assets under reinsurance ceded	8,400.9	7,812.5	$ 4,010.3
Recoverable from reinsurers, current	4,121.2	3,418.6
Recoverable from reinsurers, non-current	4,279.7	4,393.9
Gross recoverable from reinsurers | Ceded reinsurance contracts
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Provision for losses and loss adjustment expenses	6,482.3	6,216.2
Reinsurers’ share of paid losses	792.6	593.7
Provision for unearned premiums	1,290.8	1,169.0
Assets under reinsurance ceded	8,565.7	7,978.9
Provision for uncollectible reinsurance | Ceded reinsurance contracts
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Provision for losses and loss adjustment expenses	(23.2)	(26.5)
Reinsurers’ share of paid losses	(141.6)	(139.9)
Provision for unearned premiums	0.0	0.0
Assets under reinsurance ceded	$ (164.8)	$ (166.4)	$ (171.7)